Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.881%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,151,291.77

Principal:
Principal Collections	$18,641,965.63
Prepayments in Full	$8,623,831.50
Liquidation Proceeds	$321,269.21
Recoveries	$989.72
Sub Total	$27,588,056.06
Collections	$29,739,347.83

Purchase Amounts:
Purchase Amounts Related to Principal	$100,688.32
Purchase Amounts Related to Interest	$232.35
Sub Total	$100,920.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,840,268.50

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,840,268.50
Servicing Fee	$766,602.90	$766,602.90	$0.00	$0.00	$29,073,665.60
Interest - Class A-1 Notes	$240.43	$240.43	$0.00	$0.00	$29,073,425.17
Interest - Class A-2a Notes	$186,666.67	$186,666.67	$0.00	$0.00	$28,886,758.50
Interest - Class A-2b Notes	$123,783.16	$123,783.16	$0.00	$0.00	$28,762,975.34
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$28,409,452.01
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$28,272,412.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,272,412.01
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$28,221,357.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,221,357.68
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$28,182,941.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,182,941.43
Regular Principal Payment	$33,102,615.24	$28,182,941.43	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$29,840,268.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,182,941.43
Total					$28,182,941.43

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$410,605.96	$1.79	$240.43	$0.00	$410,846.39	$1.79
Class A-2a Notes	$15,297,348.10	$76.49	$186,666.67	$0.93	$15,484,014.77	$77.42
Class A-2b Notes	$12,474,987.37	$76.49	$123,783.16	$0.76	$12,598,770.53	$77.25
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$28,182,941.43	$26.77	$890,724.17	$0.85	$29,073,665.60	$27.62

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$410,605.96	0.0017938	$0.00	0.0000000
Class A-2a Notes	$200,000,000.00	1.0000000	$184,702,651.90	0.9235133
Class A-2b Notes	$163,100,000.00	1.0000000	$150,625,012.63	0.9235133
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$824,120,605.96	0.7829306	$795,937,664.53	0.7561563

Pool Information
Weighted Average APR	2.930%	2.920%
Weighted Average Remaining Term	52.73	51.87
Number of Receivables Outstanding	40,085	39,374
Pool Balance	$919,923,484.81	$891,907,155.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$845,118,936.00	$819,727,968.12
Pool Factor	0.8040135	0.7795273

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$34,430,798.27
Yield Supplement Overcollateralization Amount	$72,179,187.63
Targeted Overcollateralization Amount	$100,889,165.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,969,491.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$328,574.40
(Recoveries)		8	$989.72
Net Loss for Current Collection Period			$327,584.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4273%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3453%
Second Prior Collection Period			0.1752%
Prior Collection Period			0.2662%
Current Collection Period			0.4339%
Four Month Average (Current and Prior Three Collection Periods)			0.3052%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		609	$1,135,334.29
(Cumulative Recoveries)			$20,763.73
Cumulative Net Loss for All Collection Periods			$1,114,570.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0974%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,864.26
Average Net Loss for Receivables that have experienced a Realized Loss			$1,830.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	259	$6,585,908.51
61-90 Days Delinquent	0.13%	35	$1,118,161.88
91-120 Days Delinquent	0.02%	6	$154,250.26
Over 120 Days Delinquent	0.01%	6	$126,608.36
Total Delinquent Receivables	0.90%	306	$7,984,929.01

Repossession Inventory:
Repossessed in the Current Collection Period		16	$422,848.86
Total Repossessed Inventory		24	$606,824.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0904%
Prior Collection Period			0.1123%
Current Collection Period			0.1194%
Three Month Average			0.1073%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1569%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer